STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of stock warrants granted

The fair value of stock warrants granted for the 3 months ended March 31, 2021 was calculated with the following assumptions:

March 31, 2020
Risk-free interest rate	0.46 - 1.67%
Expected dividend yield	0%
Volatility factor (monthly)	158.22%
Expected life of warrant	5 years

The fair value of stock warrants granted for the year ended December 31, 2020 was calculated with the following assumptions:

	2020	2019
Risk-free interest rate	0.46 - 1.67%	1.34 - 2.32%
Expected dividend yield	0%	0%
Volatility factor (monthly)	158.22%	122.25%
Expected life of warrant	5 years	5 years

Schedule of company's common stock warrants activity

The following table summarizes the Company’s common stock warrant activity for the 3 months ended March 31, 2021 and 2020:

	Number of Warrants	Weighted Average Exercise Price	Weighted- Average Remaining Expected Term
Outstanding as at January 1, 2020	616,666	$1.06	4.2
Granted	405,334	0.36	0.9
Exercised	(750,000)	—	—
Forfeited/Canceled	—	—	—
Outstanding as at December 31, 2020	272,000	$2.00	3.9
Granted	—	—	—
Exercised	—	—	—
Forfeited/Canceled	—	—	—
Outstanding as at March 31, 2021	272,000	$2.00	3.7

The following table summarizes the Company’s common stock warrant activity for the year ended December 31, 2020 and 2019:

	Number of Warrants	Weighted Average Exercise Price	Weighted- Average Remaining Expected Term
Outstanding as at January 1, 2019	208,333	$0.60	4.8
Granted	408,333	1.29	5.0
Exercised	—	—	—
Forfeited/Canceled	—	—	—
Outstanding as at December 31, 2019	616,666	$1.06	4.2
Granted	405,334	0.36	0.9
Exercised	(750,000)	—	—
Forfeited/Canceled	—	—	—
Outstanding as at December 31, 2020	272,000	$2.00	3.9

Schedule of stock warrants

The following table summarizes information about stock warrants that are vested or expected to vest at March 31, 2021:

		Warrants Outstanding				Exercisable Warrants
Exercise Price	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$2.00	272,000	$2.00	3.65	$—	272,000	$2.00	3.65	$—

The following table summarizes information about stock warrants that are vested or expected to vest at December 31, 2020:

		Warrants Outstanding				Exercisable Warrants
Exercise Price	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$2.00	272,000	$2.00	3.90	$—	272,000	$2.00	3.90	$—
$2.00	272,000	$2.00	3.90	$—	272,000	$2.00	3.90	$—

Schedule of non-vested warrants

The following table sets forth the status of the Company’s non-vested warrants as at March 31, 2021 and March 31, 2020:

	Number of Warrants	Weighted- Average Grant-Date Fair Value
Non-vested as at March 31, 2020	—	$—
Granted	405,334	0.13
Forfeited	—	—
Vested	405,334	0.13
Non-vested as at March 31, 2021	—	$—

The following table sets forth the status of the Company’s non-vested warrants as at December 31, 2020 and December 31, 2019:

	Number of Options	Weighted- Average Grant-Date Fair Value
Non-vested as at December 31, 2019	—	$—
Granted	405,334	0.13
Forfeited	—	—
Vested	405,334	0.13
Non-vested as at December 31, 2020	—	$—